Stock-Based Compensation (Details) - Schedule of summarizes the activity related to RSU	6 Months Ended
Jun. 30, 2021 $ / shares shares
Schedule of summarizes the activity related to RSU [Abstract]
Restricted Stock Units Beginning | shares
Weighted Average Grant Date Fair Value Beginning | $ / shares
Restricted Stock Units Granted | shares	2,346,381
Weighted Average Grant Date Fair Value Granted | $ / shares	$ 6.54
Restricted Stock Units Ending | shares	2,346,381
Weighted Average Grant Date Fair Value Beginning | $ / shares	$ 6.54